Debt, cash and cash equivalents and lease liabilities - Lease Liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current and non-current lease liabilities		€ 1,163	€ 1,248
Discounting effect		148	218
Current lease liabilities	[1]	232	261	€ 0
Non-current lease liabilities	[1]	931	987	€ 0
Current and non-current lease liabilities		1,163	1,248
Effect of discounting		(148)	(218)
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current and non-current lease liabilities		247	272
Current and non-current lease liabilities		247	272
From 1 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current and non-current lease liabilities		357	422
Current and non-current lease liabilities		357	422
From 3 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current and non-current lease liabilities		225	232
Current and non-current lease liabilities		225	232
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Current and non-current lease liabilities		482	540
Current and non-current lease liabilities		€ 482	€ 540

[1]	Includes the effects of first-time application of IFRS 16 on leases using the modified retrospective approach, effective January 1, 2019.